STOCK-BASED COMPENSATION - SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details) - Stock Options	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility	28.00%	29.00%	41.00%
Risk-free interest rate	1.30%	1.30%	0.80%
Expected term (in years)	4 years 1 month 6 days	4 years 2 months 12 days	4 years 2 months 12 days
Dividend yield	0.00%	0.00%	0.00%